Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current portion of long-term debt - related party	$ 10,339	$ 6,651
Related Party
Accounts receivable related party	219	632	$ 489
Accounts payable - related party	1,488	1,357	73
Accrued expenses and other current liabilities - related party	2,429	475	737
Short-term debt - related party	904
Current portion of long-term debt - related party	0	4,878	5,607
Long-term debt, net of current portion - related party	$ 22,822	18,897	20,124
Contract assets related party		0	1,680
Operating lease right-of-use assets related party		0	709
Finance lease right-of-use assets related party		0	570
Contract liabilities related party		0	600
Operating lease liability, net of current portion related party		$ 0	$ 675
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in Shares)	12,079,955	9,445,972
Common stock, shares outstanding (in Shares)	12,079,955	9,445,972
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	150,000,000	150,000,000	150,000,000
Common stock, shares issued (in Shares)	68,815,940	62,440,940
Common stock, shares outstanding (in Shares)	68,815,940	62,440,940